RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of Related Party Transactions with Oniva
	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Salaries and benefits	$172	$143	$550	$461
Office and miscellaneous	91	43	273	208
	$263	$186	$823	$669

Schedule of Related Party Transactions and Balances
	Three months ended September 30,		Nine months ended September 30,
	2021	2020	2021	2020
Salaries, benefits, and consulting fees	$243	$190	$742	$523
Share-based payments	230	249	1,133	625
	$473	$439	$1,875	$1,148

Schedule of Due to Related Parties
	September 30, 2021	December 31, 2020
Oniva International Services Corp.	$163	$106
Directors	43	48
Silver Wolf Exploration Ltd.	(31)	-
	$175	$154